Schedule of Investments (unaudited)
July 31, 2025
iShares® International Developed Real Estate ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 17.5%
Abacus Group	55,684	$43,012
Abacus Storage King	61,264	62,809
Arena REIT	52,326	123,124
BWP Trust(a)	73,685	169,526
Centuria Industrial REIT	83,771	170,494
Centuria Office REIT	68,243	55,555
Charter Hall Group	63,054	812,348
Charter Hall Long Wale REIT	90,463	240,017
Charter Hall Retail REIT	75,537	187,743
Charter Hall Social Infrastructure REIT	48,125	91,434
Cromwell Property Group	179,904	47,836
Dexus	141,335	638,072
Dexus Industria REIT	42,376	76,322
Goodman Group	266,625	5,961,326
GPT Group (The)	258,168	841,010
Growthpoint Properties Australia Ltd.	35,099	55,089
HealthCo REIT(b)	61,483	30,858
HomeCo Daily Needs REIT	235,731	193,777
Ingenia Communities Group	53,922	181,240
Lifestyle Communities Ltd.	12,778	36,144
Mirvac Group	529,723	760,041
National Storage REIT	164,004	251,477
NEXTDC Ltd.(a)(b)	85,563	787,872
Region Group	156,116	233,638
Scentre Group	699,799	1,674,786
Stockland	313,743	1,112,308
Vicinity Ltd.	515,984	812,416
Waypoint REIT Ltd.	84,275	135,904
		15,786,178
Austria — 0.1%
CA Immobilien Anlagen AG	3,675	97,874
Belgium — 2.8%
Aedifica SA	6,394	470,521
Ascencio	789	44,518
Care Property Invest NV	4,867	68,712
Cofinimmo SA	5,129	445,209
Home Invest Belgium SA	1,286	28,637
Montea NV	2,777	206,746
Retail Estates NV	1,508	112,039
Shurgard Self Storage Ltd.	4,231	167,896
Vastned NV	1,367	46,218
VGP NV	1,810	190,339
Warehouses De Pauw CVA	24,038	560,954
Xior Student Housing NV	4,843	170,910
		2,512,699
Canada — 5.7%
Allied Properties REIT	16,937	211,468
Boardwalk Real Estate Investment Trust	5,450	281,035
Canadian Apartment Properties REIT	21,541	687,925
Chartwell Retirement Residences	37,110	474,320
Choice Properties REIT	37,204	381,008
Crombie REIT	14,583	151,345
Dream Industrial REIT	38,410	319,344
First Capital Real Estate Investment Trust	28,511	382,520
Granite Real Estate Investment Trust	8,322	438,983
H&R Real Estate Investment Trust	34,665	289,959
InterRent REIT	18,841	180,170
Killam Apartment REIT	16,054	212,261
NorthWest Healthcare Properties REIT	32,986	112,842
Security	Shares	Value
Canada (continued)
Prinmaris REIT	13,480	$143,498
RioCan REIT	40,005	509,590
SmartCentres Real Estate Investment Trust	17,238	315,997
StorageVault Canada Inc.	30,221	101,202
		5,193,467
Finland — 0.3%
Citycon OYJ	11,480	49,443
Kojamo OYJ(a)	20,792	264,328
		313,771
France — 4.6%
Altarea SCA	839	103,553
ARGAN SA, NVS	2,189	164,293
Carmila SA	7,197	141,401
Covivio SA/France	7,204	466,400
Gecina SA	6,858	673,954
ICADE	6,092	144,780
Klepierre SA	27,858	1,063,394
Mercialys SA	12,637	156,240
Unibail-Rodamco-Westfield, New	12,877	1,248,287
		4,162,302
Germany — 5.3%
Aroundtown SA(a)	94,655	341,335
Deutsche EuroShop AG	1,360	29,210
Deutsche Wohnen SE	6,558	166,349
Grand City Properties SA(a)	9,093	114,645
Hamborner REIT AG	9,310	60,337
LEG Immobilien SE	10,031	796,195
TAG Immobilien AG	22,544	362,464
Vonovia SE	94,286	2,926,220
		4,796,755
Guernsey — 0.1%
PPHE Hotel Group Ltd.	3,062	65,876
Regional REIT Ltd.(c)	17,658	28,870
		94,746
Hong Kong — 8.7%
Champion REIT	244,000	68,071
Fortune REIT	202,000	129,826
Henderson Land Development Co. Ltd.(b)	177,000	619,372
Hongkong Land Holdings Ltd.	138,600	838,530
Hysan Development Co. Ltd.	80,000	159,188
Link REIT	347,140	1,934,179
New World Development Co. Ltd.(a)	184,333	150,948
Prosperity REIT	171,000	29,812
Sino Land Co. Ltd.	484,800	558,829
Sun Hung Kai Properties Ltd.	187,500	2,227,025
SUNeVision Holdings Ltd.(b)	83,000	81,924
Sunlight REIT	136,000	39,262
Swire Properties Ltd.	130,200	348,964
Wharf Real Estate Investment Co. Ltd.	208,900	663,218
		7,849,148
Ireland — 0.1%
Irish Residential Properties REIT PLC	67,693	75,397
Israel — 1.2%
Amot Investments Ltd.	30,608	208,695
Azrieli Group Ltd.	4,899	481,323
Melisron Ltd.	3,312	381,335
		1,071,353
Italy — 0.0%
Immobiliare Grande Distribuzione SIIQ SpA	7,239	27,174

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® International Developed Real Estate ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan — 23.7%
Activia Properties Inc.	261	$222,985
Advance Residence Investment Corp.	351	362,006
AEON REIT Investment Corp.	228	194,385
Comforia Residential REIT Inc.	89	174,818
CRE Logistics REIT Inc.	75	74,261
Daiwa House REIT Investment Corp.	278	464,906
Daiwa Office Investment Corp.	70	162,629
Daiwa Securities Living Investments Corp.	260	176,160
Frontier Real Estate Investment Corp.	326	185,947
Fukuoka REIT Corp.	96	114,927
Global One Real Estate Investment Corp.	128	121,024
GLP J-REIT	588	515,268
Hankyu Hanshin REIT Inc.	84	88,901
Health Care & Medical Investment Corp.	44	33,571
Heiwa Real Estate Co. Ltd.	5,200	76,133
Heiwa Real Estate REIT Inc.	128	120,010
Hoshino Resorts REIT Inc.	73	126,654
Hulic Co. Ltd.	62,300	594,199
Hulic REIT Inc.	167	182,087
Ichigo Office REIT Investment Corp.	122	77,269
Industrial & Infrastructure Fund Investment Corp.	316	258,559
Invincible Investment Corp.	977	434,539
Japan Excellent Inc.	149	137,848
Japan Hotel REIT Investment Corp.	653	358,872
Japan Logistics Fund Inc.	348	216,014
Japan Metropolitan Fund Invest	900	654,591
Japan Prime Realty Investment Corp.	476	312,703
Japan Real Estate Investment Corp.	902	731,617
KDX Realty Investment Corp.	497	534,107
LaSalle Logiport REIT	224	213,201
Mirai Corp.	236	71,774
Mitsubishi Estate Co. Ltd.	150,500	2,817,723
Mitsubishi Estate Logistics REIT Investment Corp.	177	141,048
Mitsui Fudosan Co. Ltd.	351,000	3,137,343
Mitsui Fudosan Logistics Park Inc.	401	268,826
Mori Hills REIT Investment Corp.	188	169,903
Mori Trust REIT Inc.	313	152,303
Nippon Accommodations Fund Inc.	315	246,787
Nippon Building Fund Inc.	1,045	958,607
Nippon Prologis REIT Inc.	893	481,918
Nippon REIT Investment Corp.	216	135,217
Nomura Real Estate Holdings Inc.	70,100	388,467
Nomura Real Estate Master Fund Inc.	552	581,359
NTT UD REIT Investment Corp.	171	147,309
One REIT Inc.	28	49,654
Orix JREIT Inc.	350	457,531
Samty Residential Investment Corp.	45	29,467
Sankei Real Estate Inc.	58	36,730
Sekisui House REIT Inc.	517	268,578
SOSiLA Logistics REIT Inc.	90	69,994
Star Asia Investment Corp.	322	125,058
Starts Proceed Investment Corp.	27	33,642
Sumitomo Realty & Development Co. Ltd.	44,300	1,618,242
Takara Leben Real Estate Investment Corp.	116	72,473
Tokyo Tatemono Co. Ltd.	25,900	433,433
Tokyu REIT Inc.	107	139,132
United Urban Investment Corp.	409	449,073
		21,401,782
Netherlands — 0.4%
Eurocommercial Properties NV	5,616	171,417
NSI NV	1,958	48,074
Security	Shares	Value
Netherlands (continued)
Wereldhave NV	5,038	$103,119
		322,610
New Zealand — 0.6%
Argosy Property Ltd.	109,667	74,296
Goodman Property Trust	137,896	163,281
Kiwi Property Group Ltd.	216,286	124,007
Precinct Properties Group(b)	177,981	132,109
Stride Property Group	72,161	52,713
		546,406
Norway — 0.1%
Entra ASA(a)(c)	5,882	72,254
Public Property Invest AS	17,124	41,076
		113,330
Singapore — 8.2%
AIMS APAC REIT	94,026	100,509
CapitaLand Ascendas REIT	478,190	1,023,866
CapitaLand Ascott Trust	353,830	243,553
CapitaLand Integrated Commercial Trust	764,103	1,290,158
CapitaLand Investment Ltd./Singapore	305,800	651,294
CDL Hospitality Trusts	105,921	65,041
City Developments Ltd.	52,600	249,017
Digital Core REIT Management Pte. Ltd.	117,600	61,502
ESR-REIT	94,972	201,125
Far East Hospitality Trust	125,300	57,786
Frasers Centrepoint Trust	172,210	293,670
Frasers Logistics & Commercial Trust	373,800	252,450
Keppel DC REIT	241,497	439,481
Keppel REIT	320,100	233,628
Lendlease Global Commercial REIT	229,647	96,955
Mapletree Industrial Trust	278,345	433,912
Mapletree Logistics Trust(b)	454,560	404,225
Mapletree Pan Asia Commercial Trust	299,117	296,396
OUE REIT	297,700	67,638
Parkway Life REIT	57,800	179,045
Starhill Global REIT	187,900	77,947
Stoneweg Europe Stapled Trust, NVS	48,100	86,729
Suntec REIT	280,600	249,749
UOL Group Ltd.	61,400	324,572
		7,380,248
South Korea — 0.3%
ESR Kendall Square REIT Co. Ltd.	17,974	55,083
JR Global REIT	23,542	41,873
LOTTE REIT Co. Ltd.	19,593	54,180
Shinhan Alpha REIT Co. Ltd.	15,353	60,863
SK REITs Co. Ltd.	21,427	74,472
		286,471
Spain — 1.1%
Inmobiliaria Colonial SOCIMI SA	48,376	320,367
Merlin Properties SOCIMI SA	50,533	699,682
		1,020,049
Sweden — 4.8%
Atrium Ljungberg AB, Class B	30,650	99,134
Castellum AB	53,943	614,063
Catena AB	5,615	253,653
Cibus Nordic Real Estate AB publ	9,544	169,153
Corem Property Group AB, Class B	100,267	44,722
Dios Fastigheter AB	13,776	90,506
Fabege AB	27,843	233,370
Fastighets AB Balder, Class B(a)	91,331	616,675
FastPartner AB, Class A	6,477	33,052

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® International Developed Real Estate ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
Heba Fastighets AB, Class B	9,839	$31,053
Hufvudstaden AB, Class A	13,512	163,504
Intea Fastigheter AB(a)	7,716	60,220
Logistea AB, Class B	25,021	41,867
Neobo Fastigheter AB(a)	10,779	18,693
NP3 Fastigheter AB	4,192	111,124
Nyfosa AB	21,325	184,873
Pandox AB, Class B	13,589	242,650
Platzer Fastigheter Holding AB, Class B	8,283	59,024
Sagax AB, Class B	28,691	607,263
Samhallsbyggnadsbolaget i Norden AB(b)	135,222	67,798
Wallenstam AB, Class B	46,542	210,939
Wihlborgs Fastigheter AB	36,283	356,555
		4,309,891
Switzerland — 3.9%
Allreal Holding AG, Registered	1,975	446,714
Hiag Immobilien Holding AG	561	74,609
Intershop Holding AG	727	134,576
Mobimo Holding AG, Registered	976	382,254
Peach Property Group AG(a)	5,275	37,943
PSP Swiss Property AG, Registered	6,132	1,040,382
Swiss Prime Site AG, Registered	10,389	1,436,889
		3,553,367
United Kingdom — 9.7%
Abrdn European Logistics Income PLC(c)	52,770	33,974
AEW U.K. REIT PLC	16,301	22,690
Assura PLC	425,991	280,518
Big Yellow Group PLC	24,752	305,183
British Land Co. PLC (The)	130,270	598,712
CLS Holdings PLC	20,716	18,219
Custodian Property Income REIT PLC	52,646	54,924
Derwent London PLC	14,299	364,461
Empiric Student Property PLC	88,611	112,811
Grainger PLC	93,647	253,182
Great Portland Estates PLC	52,435	235,098
Hammerson PLC	63,316	247,420
Helical PLC	13,974	41,736
Home REIT PLC(a)(d)	191,393	28,815
Land Securities Group PLC	99,805	759,011
Life Science Reit PLC	38,209	19,941
LondonMetric Property PLC	297,357	748,349
NewRiver REIT PLC	59,294	55,598
Picton Property Income Ltd.	71,252	73,868
Primary Health Properties PLC	172,651	218,671
Security	Shares	Value
United Kingdom (continued)
PRS REIT PLC (The)	68,001	$94,829
Residential Secure Income PLC(c)	25,976	19,897
Safestore Holdings PLC	28,645	254,007
Schroder REIT Ltd.	67,070	46,237
Segro PLC	181,280	1,545,001
Shaftesbury Capital PLC	196,105	408,659
Sirius Real Estate Ltd.	199,507	274,282
Supermarket Income REIT PLC	164,572	173,230
Target Healthcare REIT PLC	82,007	107,448
Triple Point Social Housing REIT PLC(c)	51,980	47,237
Tritax Big Box REIT PLC	329,938	613,724
UNITE Group PLC (The)	55,740	549,562
Warehouse REIT PLC	51,535	77,724
Workspace Group PLC	17,383	91,253
		8,776,271
Total Long-Term Investments — 99.2% (Cost: $117,397,129)		89,691,289
Short-Term Securities
Money Market Funds — 2.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(e)(f)(g)	2,086,311	2,087,145
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(e)(f)	160,000	160,000
Total Short-Term Securities — 2.5% (Cost: $2,247,145)		2,247,145
Total Investments — 101.7% (Cost: $119,644,274)		91,938,434
Liabilities in Excess of Other Assets — (1.7)%		(1,574,305)
Net Assets — 100.0%		$90,364,129

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® International Developed Real Estate ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,300,934	$786,211 (a)	$—	$(135)	$135	$2,087,145	2,086,311	$3,869 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	120,000	40,000 (a)	—	—	—	160,000	160,000	1,729	—
				$(135)	$135	$2,247,145		$5,598	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Singapore Index	2	08/28/25	$65	$(930)
Mini TOPIX Index	9	09/11/25	174	5,261
Dow Jones U.S. Real Estate Index	10	09/19/25	362	(1,944)
Euro STOXX 50 Index	2	09/19/25	122	1,000
				$3,387
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$9,604,034	$80,058,440	$28,815	$89,691,289

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® International Developed Real Estate ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$2,247,145	$—	$—	$2,247,145
	$11,851,179	$80,058,440	$28,815	$91,938,434
Derivative Financial Instruments(a)
Assets
Equity Contracts	$1,000	$5,261	$—	$6,261
Liabilities
Equity Contracts	(1,944)	(930)	—	(2,874)
	$(944)	$4,331	$—	$3,387

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust